Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Property and equipment, net
Total		¥ 33,279			¥ 65,380
Less: Accumulated depreciation		(8,267)			(23,804)
Property and equipment, net		25,012		$ 5,988	41,576
Depreciation expenses	¥ 15,537	6,810	¥ 1,330
Computers and equipment
Property and equipment, net
Total		17,114			33,759
Leasehold improvement
Property and equipment, net
Total		13,514			25,913
Furniture and fixtures
Property and equipment, net
Total		¥ 2,651			¥ 5,708